Distribution Date:	10/20/25	Wells Fargo Commercial Mortgage Trust 2015-NXS4
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-NXS4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15	Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	16		Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	23		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989XAY1	1.889000%	23,517,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2A	94989XAZ8	3.075000%	66,792,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2B	94989XBA2	4.757772%	66,792,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989XBB0	3.452000%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989XBC8	3.718000%	238,283,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989XBD6	3.522000%	46,743,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989XBE4	3.973000%	40,659,000.00	40,585,368.70	18,585,283.85	134,371.39	0.00	0.00	18,719,655.24	22,000,084.85	89.26%	24.75%
B	94989XBH7	4.224000%	44,532,000.00	44,532,000.00	0.00	156,752.64	0.00	0.00	156,752.64	44,532,000.00	67.51%	19.00%
C	94989XBJ3	4.757772%	37,756,000.00	37,756,000.00	0.00	149,695.37	0.00	0.00	149,695.37	37,756,000.00	49.07%	14.13%
D	94989XBL8	3.757772%	25,170,000.00	25,170,000.00	0.00	78,819.27	0.00	0.00	78,819.27	25,170,000.00	36.78%	10.88%
E	94989XAL9	3.757772%	19,362,000.00	19,362,000.00	0.00	84,889.56	0.00	0.00	84,889.56	19,362,000.00	27.32%	8.38%
F	94989XAN5	3.334000%	19,361,000.00	19,361,000.00	0.00	18,571.94	0.00	0.00	18,571.94	19,361,000.00	17.87%	5.88%
G	94989XAQ8	3.334000%	8,713,000.00	8,713,000.00	0.00	0.00	0.00	0.00	0.00	8,713,000.00	13.61%	4.75%
H	94989XAS4	3.334000%	36,787,698.00	27,877,007.85	0.00	0.00	0.00	0.00	0.00	27,877,007.85	0.00%	0.00%
V	94989XAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989XAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			774,467,698.00	223,356,376.55	18,585,283.85	623,100.17	0.00	0.00	19,208,384.02	204,771,092.70

X-A	94989XBF1	0.784772%	582,786,000.00	40,585,368.70	0.00	26,541.89	0.00	0.00	26,541.89	22,000,084.85
X-B	94989XBG9	0.533772%	44,532,000.00	44,532,000.00	0.00	19,808.29	0.00	0.00	19,808.29	44,532,000.00
X-D	94989XBK0	1.000000%	44,532,000.00	44,532,000.00	0.00	43,589.08	0.00	0.00	43,589.08	44,532,000.00
X-F	94989XAA3	1.423772%	19,361,000.00	19,361,000.00	0.00	22,971.38	0.00	0.00	22,971.38	19,361,000.00
X-G	94989XAC9	1.423772%	8,713,000.00	8,713,000.00	0.00	10,337.77	0.00	0.00	10,337.77	8,713,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	94989XAE5	1.423772%	36,787,698.00	27,877,007.85	0.00	33,075.42	0.00	0.00	33,075.42	27,877,007.85
Notional SubTotal			736,711,698.00	185,600,376.55	0.00	156,323.83	0.00	0.00	156,323.83	167,015,092.70

Deal Distribution Total					18,585,283.85	779,424.00	0.00	0.00	19,364,707.85

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989XAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2A	94989XAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2B	94989XBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989XBB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989XBC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989XBD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989XBE4	998.18905285	457.10135148	3.30483755	0.00000000	0.00000000	0.00000000	0.00000000	460.40618904	541.08770137
B	94989XBH7	1,000.00000000	0.00000000	3.52000000	0.00000000	0.00000000	0.00000000	0.00000000	3.52000000	1,000.00000000
C	94989XBJ3	1,000.00000000	0.00000000	3.96481010	0.00000000	0.00000000	0.00000000	0.00000000	3.96481010	1,000.00000000
D	94989XBL8	1,000.00000000	0.00000000	3.13147676	0.00000000	0.00000000	0.00000000	0.00000000	3.13147676	1,000.00000000
E	94989XAL9	1,000.00000000	0.00000000	4.38433839	(1.25286179)	0.00000000	0.00000000	0.00000000	4.38433839	1,000.00000000
F	94989XAN5	1,000.00000000	0.00000000	0.95924487	1.81908837	15.71075461	0.00000000	0.00000000	0.95924487	1,000.00000000
G	94989XAQ8	1,000.00000000	0.00000000	0.00000000	2.77833352	28.34081373	0.00000000	0.00000000	0.00000000	1,000.00000000
H	94989XAS4	757.78070838	0.00000000	0.00000000	2.10536740	92.62902207	0.00000000	0.00000000	0.00000000	757.78070838
V	94989XAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989XAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989XBF1	69.64026023	0.00000000	0.04554312	0.00000000	0.00000000	0.00000000	0.00000000	0.04554312	37.74985132
X-B	94989XBG9	1,000.00000000	0.00000000	0.44481025	0.00000000	0.00000000	0.00000000	0.00000000	0.44481025	1,000.00000000
X-D	94989XBK0	1,000.00000000	0.00000000	0.97882601	(0.14549268)	0.00000000	0.00000000	0.00000000	0.97882601	1,000.00000000
X-F	94989XAA3	1,000.00000000	0.00000000	1.18647694	0.00000000	0.00000000	0.00000000	0.00000000	1.18647694	1,000.00000000
X-G	94989XAC9	1,000.00000000	0.00000000	1.18647653	0.00000000	0.00000000	0.00000000	0.00000000	1.18647653	1,000.00000000
X-H	94989XAE5	757.78070838	0.00000000	0.89908915	0.00000000	0.00000000	0.00000000	0.00000000	0.89908915	757.78070838

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	09/01/25 - 09/30/25	30	0.00	26,541.89	0.00	26,541.89	0.00	0.00	0.00	26,541.89	0.00
X-B	09/01/25 - 09/30/25	30	0.00	19,808.29	0.00	19,808.29	0.00	0.00	0.00	19,808.29	0.00
X-D	09/01/25 - 09/30/25	30	6,479.08	37,110.00	0.00	37,110.00	(6,479.08)	0.00	0.00	43,589.08	0.00
X-F	09/01/25 - 09/30/25	30	0.00	22,971.38	0.00	22,971.38	0.00	0.00	0.00	22,971.38	0.00
X-G	09/01/25 - 09/30/25	30	0.00	10,337.77	0.00	10,337.77	0.00	0.00	0.00	10,337.77	0.00
X-H	09/01/25 - 09/30/25	30	0.00	33,075.42	0.00	33,075.42	0.00	0.00	0.00	33,075.42	0.00
A-S	09/01/25 - 09/30/25	30	0.00	134,371.39	0.00	134,371.39	0.00	0.00	0.00	134,371.39	0.00
B	09/01/25 - 09/30/25	30	0.00	156,752.64	0.00	156,752.64	0.00	0.00	0.00	156,752.64	0.00
C	09/01/25 - 09/30/25	30	0.00	149,695.37	0.00	149,695.37	0.00	0.00	0.00	149,695.37	0.00
D	09/01/25 - 09/30/25	30	0.00	78,819.27	0.00	78,819.27	0.00	0.00	0.00	78,819.27	0.00
E	09/01/25 - 09/30/25	30	24,257.91	60,631.65	0.00	60,631.65	(24,257.91)	0.00	0.00	84,889.56	0.00
F	09/01/25 - 09/30/25	30	268,956.55	53,791.31	0.00	53,791.31	35,219.37	0.00	0.00	18,571.94	304,175.92
G	09/01/25 - 09/30/25	30	222,725.89	24,207.62	0.00	24,207.62	24,207.62	0.00	0.00	0.00	246,933.51
H	09/01/25 - 09/30/25	30	3,330,156.87	77,451.62	0.00	77,451.62	77,451.62	0.00	0.00	0.00	3,407,608.49
Totals			3,852,576.30	885,565.62	0.00	885,565.62	106,141.62	0.00	0.00	779,424.00	3,958,717.92

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	19,364,707.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	888,133.98	Master Servicing Fee	1,043.69
Interest Reductions due to Nonrecoverability Determination	(52,872.93)	Certificate Administrator Fee	888.17
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	93.07
ARD Interest	0.00	Trust Advisor Fee	283.62
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	835,261.05	Total Fees	2,518.55

Principal		Expenses/Reimbursements
Scheduled Principal	12,077,431.72	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	16,817.81
Principal Prepayments	6,507,852.13	Special Servicing Fees (Monthly)	21,140.62
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	15,360.05
Total Principal Collected	18,585,283.85	Total Expenses/Reimbursements	53,318.48

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	779,424.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	18,585,283.85
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	19,364,707.85
Total Funds Collected	19,420,544.90	Total Funds Distributed	19,420,544.88

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	223,356,376.55	223,356,376.55	Beginning Certificate Balance	223,356,376.55
(-) Scheduled Principal Collections	12,077,431.72	12,077,431.72	(-) Principal Distributions	18,585,283.85
(-) Unscheduled Principal Collections	6,507,852.13	6,507,852.13	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	204,771,092.70	204,771,092.70	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	225,835,665.50	225,835,665.50	Ending Certificate Balance	204,771,092.70
Ending Actual Collateral Balance	207,322,510.72	207,322,510.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	9,417,605.36	4.60%	1	4.8100	NAP	Defeased	1	9,417,605.36	4.60%	1	4.8100	NAP
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	6	74,708,262.15	36.48%	0	4.9591	(0.124302)
2,000,001 to 3,000,000	1	2,514,981.20	1.23%	1	4.5300	1.367500	1.21 to 1.30	3	32,956,779.20	16.09%	1	4.6891	1.272142
3,000,001 to 4,000,000	2	7,037,999.04	3.44%	0	4.8424	1.003264	1.31 to 1.40	2	7,192,380.95	3.51%	1	5.8196	1.336349
4,000,001 to 5,000,000	4	18,745,703.91	9.15%	1	5.0670	1.762176	1.41 to 1.50	2	14,149,698.37	6.91%	1	4.5475	1.444812
5,000,001 to 6,000,000	1	5,385,957.88	2.63%	1	4.4620	1.429700	1.51 to 1.60	2	21,490,505.45	10.49%	0	4.3369	1.547222
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	2	14,838,046.39	7.25%	1	5.3727	0.287218	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 10,000,000	1	8,763,740.49	4.28%	1	4.6000	1.454100	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	2	24,634,722.14	12.03%	1	4.9444	0.367224	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	16,981,675.85	8.29%	0	4.3600	1.547600	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	22,101,496.74	10.79%	1	4.6500	1.283000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	2	74,349,163.70	36.31%	0	4.7608	1.788182	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.76 or greater	2	44,855,861.22	21.91%	1	4.7412	3.765999
Totals	18	204,771,092.70	100.00%	1	4.7975	1.357431	Totals	18	204,771,092.70	100.00%	1	4.7975	1.357431
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	9,417,605.36	4.60%	1	4.8100	NAP
							Defeased	1	9,417,605.36	4.60%	1	4.8100	NAP
Alabama	1	5,385,957.88	2.63%	1	4.4620	1.429700
							Lodging	5	68,558,740.00	33.48%	1	4.8920	2.299024
Arizona	1	40,074,163.70	19.57%	1	4.7700	3.783300
							Mixed Use	2	26,778,896.49	13.08%	1	4.9754	1.289393
California	2	16,368,752.87	7.99%	1	4.6427	0.523647
							Office	1	34,275,000.00	16.74%	(1)	4.7500	(0.544500)
Connecticut	1	34,275,000.00	16.74%	(1)	4.7500	(0.544500)
							Retail	8	60,959,153.33	29.77%	1	4.6614	1.215137
Georgia	1	4,777,777.04	2.33%	1	4.9900	0.539300
							Self Storage	1	4,781,697.52	2.34%	1	4.5000	3.621000
New Jersey	3	25,494,123.86	12.45%	1	4.9140	1.311228
							Totals	18	204,771,092.70	100.00%	1	4.7975	1.357431
New Mexico	1	22,101,496.74	10.79%	1	4.6500	1.283000

New York	1	7,500,000.00	3.66%	1	4.7100	1.253900

Oregon	1	7,338,046.39	3.58%	1	6.0500	(0.700800)

Pennsylvania	1	4,508,829.60	2.20%	0	4.2500	1.545800

Puerto Rico	1	4,677,399.75	2.28%	1	6.5130	1.319600

South Carolina	2	5,870,263.66	2.87%	0	4.7415	1.295425

Washington	1	16,981,675.85	8.29%	0	4.3600	1.547600

Totals	18	204,771,092.70	100.00%	1	4.7975	1.357431

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,417,605.36	4.60%	1	4.8100	NAP	Defeased	1	9,417,605.36	4.60%	1	4.8100	NAP
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	4,508,829.60	2.20%	0	4.2500	1.545800	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	27,149,331.25	13.26%	0	4.4049	1.889390	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	6	87,841,254.72	42.90%	0	4.6785	0.466251	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	4	51,889,939.78	25.34%	1	4.8001	3.107543	49 months or greater	17	195,353,487.34	95.40%	1	4.7969	1.355861
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000	Totals	18	204,771,092.70	100.00%	1	4.7975	1.357431
	5.251% to 5.500%	1	11,948,685.85	5.84%	1	5.3100	0.282100
	5.501% to 6.250%	1	7,338,046.39	3.58%	1	6.0500	(0.700800)
	6.251% or greater	1	4,677,399.75	2.28%	1	6.5130	1.319600
	Totals	18	204,771,092.70	100.00%	1	4.7975	1.357431
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,417,605.36	4.60%	1	4.8100	NAP	Defeased	1	9,417,605.36	4.60%	1	4.8100	NAP
	59 months or less	17	195,353,487.34	95.40%	1	4.7969	1.355861	Interest Only	2	41,775,000.00	20.40%	(1)	4.7428	(0.221627)
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	179 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	18	204,771,092.70	100.00%	1	4.7975	1.357431	180 months to 300 months	15	153,578,487.34	75.00%	1	4.8117	1.784955
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	18	204,771,092.70	100.00%	1	4.7975	1.357431
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,417,605.36	4.60%	1	4.8100	NAP	114 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	15	153,740,440.95	75.08%	1	4.7476	1.877694	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	41,613,046.39	20.32%	(1)	4.9792	(0.572062)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	18	204,771,092.70	100.00%	1	4.7975	1.357431
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	301741113	LO	Phoenix	AZ	Actual/360	4.770%	159,678.47	96,519.76	0.00	N/A	11/06/25	--	40,170,683.46	40,074,163.70	10/06/25
6	310932050	OF	Hartford	CT	Actual/360	4.750%	135,671.88	0.00	0.00	N/A	09/11/25	--	34,275,000.00	34,275,000.00	07/11/25
8	310931525	MU	Albuquerque	NM	Actual/360	4.650%	85,824.74	46,822.83	0.00	N/A	11/11/25	--	22,148,319.57	22,101,496.74	10/11/25
12	310931372	RT	Kennewick	WA	Actual/360	4.360%	61,812.32	30,890.25	0.00	N/A	10/11/25	--	17,012,566.10	16,981,675.85	09/11/25
15	310931260	LO	Anaheim	CA	Actual/360	4.600%	48,749.49	31,223.03	0.00	N/A	11/11/25	--	12,717,259.32	12,686,036.29	10/11/25
16	305010016	RT	Chester	NJ	Actual/360	5.310%	0.00	0.00	0.00	N/A	11/05/25	--	11,948,685.85	11,948,685.85	10/05/19
19	301741103	IN	Gilbert	AZ	Actual/360	4.810%	37,839.36	22,566.69	0.00	N/A	11/06/25	--	9,440,172.05	9,417,605.36	10/06/25
20	305010020	RT	Beverly Hills	CA	Actual/360	4.320%	34,551.67	9,597,685.72	0.00	N/A	10/05/25	--	9,597,685.72	0.00	10/05/25
25	305010025	RT	Boonton	NJ	Actual/360	4.600%	33,661.23	17,449.41	0.00	N/A	11/05/25	--	8,781,189.90	8,763,740.49	10/05/25
29	305010029	LO	Bend	OR	Actual/360	6.050%	37,116.63	23,929.54	0.00	N/A	11/05/25	--	7,361,975.93	7,338,046.39	11/05/20
31	301741104	LO	Bluffton	SC	Actual/360	4.610%	25,062.45	6,523,849.05	0.00	N/A	11/06/25	--	6,523,849.05	0.00	10/06/25
33	305010033	RT	New York	NY	Actual/360	4.710%	29,437.50	0.00	0.00	N/A	11/05/25	--	7,500,000.00	7,500,000.00	10/05/25
38	301741111	RT	Birmingham	AL	Actual/360	4.462%	20,070.32	11,708.77	0.00	N/A	11/06/25	--	5,397,666.65	5,385,957.88	10/06/25
40	410930847	SS	Lawrenceville	NJ	Actual/360	4.500%	17,976.06	11,918.37	0.00	N/A	11/11/25	--	4,793,615.89	4,781,697.52	10/11/25
41	305010041	LO	Port Wentworth	GA	Actual/360	4.990%	19,914.11	11,186.11	0.00	N/A	11/05/25	--	4,788,963.15	4,777,777.04	10/05/25
43	410927588	RT	Pittsburgh	PA	Actual/360	4.250%	16,010.07	11,661.55	0.00	N/A	10/11/25	--	4,520,491.15	4,508,829.60	06/11/25
45	305010045	MU	Carolina	PR	Actual/360	6.513%	25,434.90	8,901.18	0.00	N/A	11/05/25	--	4,686,300.93	4,677,399.75	10/05/25
47	305010047	LO	San Jose	CA	Actual/360	4.790%	14,735.49	8,847.26	0.00	N/A	11/05/25	--	3,691,563.84	3,682,716.58	10/05/25
51	410930175	RT	Goose Creek	SC	Actual/360	4.900%	13,723.80	5,647.73	0.00	N/A	09/11/25	--	3,360,930.19	3,355,282.46	08/11/25
53	600930128	RT	Clover	SC	Actual/360	4.530%	9,517.63	6,244.92	0.00	N/A	11/11/25	--	2,521,226.12	2,514,981.20	10/11/25
57	410930163	98	Various	SC	Actual/360	4.800%	8,472.93	2,118,231.68	0.00	N/A	10/11/25	--	2,118,231.68	0.00	10/11/25
Totals							835,261.05	18,585,283.85	0.00				223,356,376.55	204,771,092.70
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	13,847,562.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,357,732.00	(503,171.81)	01/01/24	09/30/24	--	0.00	0.00	135,360.55	415,622.46	0.00	0.00
8	2,871,510.32	1,158,246.96	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,097,411.70	948,536.67	01/01/25	06/30/25	--	0.00	0.00	92,631.68	92,631.68	0.00	0.00
15	964,841.59	566,666.88	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	265,451.70	0.00	--	--	06/11/25	8,344,665.52	266,137.54	(108.53)	4,402,577.16	248,595.20	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,238,773.29	666,612.17	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	876,099.36	458,381.33	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	(364,652.00)	0.00	--	--	06/11/25	3,338,521.53	648,362.27	44,161.49	2,969,940.94	443,390.45	0.00
31	2,063,396.96	1,966,392.28	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	604,785.09	224,198.89	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	685,459.76	313,365.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,223,996.82	655,335.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	316,503.13	271,055.17	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	514,800.00	128,700.00	01/01/25	03/31/25	--	0.00	0.00	27,630.56	110,609.59	0.00	0.00
45	725,811.95	289,103.15	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	243,038.40	280,297.20	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	290,070.00	145,035.00	01/01/25	06/30/25	--	0.00	0.00	19,341.00	38,714.57	0.00	0.00
53	368,664.00	285,252.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
57	220,926.42	55,454.85	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	34,412,182.64	7,909,460.74				11,683,187.05	914,499.81	319,016.74	8,030,096.40	691,985.65	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
31	301741104	6,507,852.13	Payoff Prior to Maturity	0.00	0.00
Totals		6,507,852.13		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	2	19,286,732.24	0	0.00	1	11,948,685.85	0	0.00	0	0.00	1	6,507,852.13	4.797546%	4.732249%	1
09/17/25	0	0.00	1	4,520,491.15	2	19,310,661.78	0	0.00	1	11,948,685.85	0	0.00	0	0.00	5	77,593,360.98	4.771571%	4.714349%	2
08/15/25	1	4,531,578.45	0	0.00	2	19,333,236.49	0	0.00	1	11,948,685.85	0	0.00	0	0.00	3	26,010,436.69	4.751073%	4.709879%	2
07/17/25	0	0.00	0	0.00	2	19,355,694.20	0	0.00	1	11,948,685.85	0	0.00	0	0.00	2	59,159,354.54	4.719371%	4.683105%	3
06/17/25	0	0.00	0	0.00	2	19,379,277.80	0	0.00	1	11,948,685.85	0	0.00	0	0.00	2	15,161,022.27	4.689739%	4.660136%	4
05/16/25	0	0.00	0	0.00	3	53,676,496.89	0	0.00	2	11,948,685.85	0	0.00	0	0.00	1	3,322,206.52	4.683000%	4.653913%	5
04/17/25	0	0.00	0	0.00	4	59,853,331.74	0	0.00	2	18,102,166.86	0	0.00	0	0.00	0	0.00	4.683795%	4.654909%	6
03/17/25	0	0.00	1	34,275,000.00	3	25,612,133.81	0	0.00	2	18,113,986.03	0	0.00	0	0.00	1	113,363.30	4.683840%	4.654976%	7
02/18/25	1	34,275,000.00	0	0.00	3	25,651,983.48	0	0.00	2	18,128,193.14	0	0.00	0	0.00	0	0.00	4.683822%	4.654989%	8
01/17/25	1	34,275,000.00	0	0.00	3	25,685,432.70	0	0.00	2	18,139,906.29	0	0.00	0	0.00	0	0.00	4.683857%	4.655047%	9
12/17/24	0	0.00	0	0.00	3	25,718,721.55	0	0.00	2	18,151,571.72	0	0.00	0	0.00	0	0.00	4.683892%	4.655104%	10
11/18/24	0	0.00	0	0.00	4	60,028,936.47	0	0.00	2	18,164,006.37	0	0.00	0	0.00	0	0.00	4.683931%	4.655166%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	310932050	07/11/25	2	5	135,360.55	415,622.46	0.00	34,275,000.00	10/11/23	0
12	310931372	09/11/25	0	5	92,631.68	92,631.68	0.00	17,012,566.10
16	305010016	10/05/19	71	6	(108.53)	4,402,577.16	266,300.30	13,217,082.00	12/05/18	7			03/02/21
29	305010029	11/05/20	58	6	44,161.49	2,969,940.94	921,382.07	8,534,023.82	11/13/18	13	08/13/21
43	410927588	06/11/25	3	5	27,630.56	110,609.59	450.00	4,554,167.61	06/23/25	13
51	410930175	08/11/25	1	5	19,341.00	38,714.57	0.00	3,366,098.65	09/17/25	13
Totals					319,016.74	8,030,096.40	1,188,132.37	80,958,938.18
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		59,120,788	0	59,120,788		0
0 - 6 Months		145,650,305	126,363,573	7,338,046		11,948,686
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	204,771,093	143,345,248	3,355,282	34,275,000	11,846,876	11,948,686
Sep-25	223,356,377	161,889,293	3,360,930	38,795,491	7,361,976	11,948,686
Aug-25	350,342,508	324,858,162	4,531,578	1,619,531	7,384,551	11,948,686
Jul-25	425,337,817	405,982,123	0	0	7,407,008	11,948,686
Jun-25	528,883,339	509,504,061	0	0	7,430,592	11,948,686
May-25	546,095,788	492,419,291	0	0	41,727,811	11,948,686
Apr-25	553,114,725	493,261,393	0	0	41,751,165	18,102,167
Mar-25	553,934,987	494,047,853	0	34,275,000	7,498,148	18,113,986
Feb-25	555,043,979	495,116,995	34,275,000	0	7,523,790	18,128,193
Jan-25	555,871,865	495,911,432	34,275,000	0	7,545,526	18,139,906
Dec-24	556,696,409	530,977,688	0	0	7,567,150	18,151,572
Nov-24	557,572,527	497,543,591	0	0	41,864,930	18,164,006
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	310932050	34,275,000.00	34,275,000.00	56,000,000.00	04/23/25	(1,559,344.81)	(0.54450)	09/30/24	09/11/25	I/O
16	305010016	11,948,685.85	13,217,082.00	10,800,000.00	05/08/25	263,540.70	0.28210	12/31/24	11/05/25	240
29	305010029	7,338,046.39	8,534,023.82	10,100,000.00	05/01/25	(513,437.00)	(0.70080)	12/31/23	11/05/25	180
43	410927588	4,508,829.60	4,554,167.61	9,600,000.00	08/15/15	128,329.50	1.54580	03/31/25	10/11/25	239
51	410930175	3,355,282.46	3,366,098.65	5,050,000.00	05/29/15	144,294.00	1.24140	06/30/25	09/11/25	241
Totals		61,425,844.30	63,946,372.08	91,550,000.00		(1,536,617.61)

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	310932050	OF	CT	10/11/23	0

10.3.2025: The loan transferred to special servicing (SS) on 10.11.2023 due to imminent monetary default; stemming from primary tenant, United Healthcare (UHC), significantly reducing their footprint at the project and overall occupancy

	deterioratio

16	305010016	RT	NJ	12/05/18	7

A Deed in Lieu was recorded on 03/02/21 The property is currently 72% leased. Leasing interest is steady and the property continues to stabilize with two new leases executed in 2024. The property was under purchase contract and the buyer

	terminated at t he end of due diligence. Property is under contact and buyer is in their due diligence period. Closing is projected to occur in November.

29	305010029	LO	OR	11/13/18	13
	Special Servicer comments are not available for this cycle.

43	410927588	RT	PA	06/23/25	13

The subject loan transferred to special servicing on 6/23/2025 due to non-monetary default, failure to cooperate in setting up cash management. PNL and hello letter were sent. Special servicer is reviewing the file. Borrower has LOI for

	potential sale of the property. Counsel has been engaged.

51	410930175	RT	SC	09/17/25	13
	The loan transferred to Special Servicing. Special Servicer is reaching out to the Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	304690003	0.00	4.56000%	0.00	4.56000%	9	11/12/21	07/01/20	02/23/22
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
34	305010034	05/17/21	6,551,762.01	4,900,000.00	4,565,633.67	1,057,228.69	4,565,633.67	3,508,404.98	3,043,357.03	0.00	97,010.86	2,946,346.17	41.35%
35	305010035	05/16/25	6,153,481.01	4,700,000.00	5,732,993.66	2,398,107.71	5,732,993.66	3,334,885.95	2,818,595.06	0.00	0.00	2,818,595.06	39.69%
42	305010042	07/17/20	5,268,702.35	4,800,000.00	2,672,249.95	553,331.93	2,672,249.95	2,118,918.02	3,149,784.33	0.00	4,034.89	3,145,749.44	55.69%
54	305010054	12/17/21	2,470,083.68	2,900,000.00	2,955,460.21	485,376.53	2,955,460.21	2,470,083.68	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			20,444,029.05	17,300,000.00	15,926,337.49	4,494,044.86	15,926,337.49	11,432,292.63	9,011,736.42	0.00	101,045.75	8,910,690.67

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
34	305010034	12/17/24	0.00	0.00	2,946,346.17	0.00	0.00	(576.00)	0.00	0.00	2,946,346.17
		03/15/24	0.00	0.00	2,946,922.17	0.00	0.00	(445.20)	0.00	0.00
		06/16/23	0.00	0.00	2,947,367.37	0.00	0.00	(13,834.70)	0.00	0.00
		02/17/23	0.00	0.00	2,961,202.07	0.00	0.00	(82,154.96)	0.00	0.00
		05/17/21	0.00	0.00	3,043,357.03	0.00	0.00	3,043,357.03	0.00	0.00
35	305010035	05/16/25	0.00	0.00	2,818,595.06	0.00	0.00	2,818,595.06	0.00	0.00	2,818,595.06
42	305010042	05/17/23	0.00	0.00	3,145,749.44	0.00	0.00	197.92	0.00	0.00	3,145,749.44
		10/17/22	0.00	0.00	3,145,551.52	0.00	0.00	(4,232.81)	0.00	0.00
		07/17/20	0.00	0.00	3,149,784.33	0.00	0.00	3,149,784.33	0.00	0.00
54	305010054	12/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	8,910,690.67	0.00	0.00	8,910,690.67	0.00	0.00	8,910,690.67

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	7,140.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	52,872.93	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	16,817.81	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	15,360.05	0.00
43	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,140.62	0.00	0.00	16,817.81	0.00	52,872.93	0.00	0.00	15,360.05	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		106,191.41

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26